Long-Term Bank Loans - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,614	¥ 3,883
Guaranteed by third parties [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 96	¥ 105